Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill, net
Schedule of Changes in Carrying Amount of Goodwill, net

Changes in the carrying amount of goodwill consist of the following:

($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Total
Balance at December 31, 2017	1,439,867	1,221,589	1,549,381	1,512,978	5,723,815
Impairment	—	—	(118,000)	—	(118,000)
Foreign currency translation	—	—	(8,534)	(17,319)	(25,853)
Other	—	—	—	265	265
Balance at December 31, 2018	1,439,867	1,221,589	1,422,847	1,495,924	5,580,227
Impairment	—	—	(99,000)	—	(99,000)
Disposal	—	—	(13,201)	—	(13,201)
Foreign currency translation	—	—	(2,677)	(13,855)	(16,532)
Balance at December 31, 2019	1,439,867	1,221,589	1,307,969	1,482,069	5,451,494

Balance at December 31, 2018
Cost	2,153,867	1,225,682	1,658,698	1,497,641	6,535,888
Accumulated impairment	(714,000)	(4,093)	(235,851)	(1,717)	(955,661)
	1,439,867	1,221,589	1,422,847	1,495,924	5,580,227

Balance at December 31, 2019
Cost	2,153,867	1,225,682	1,641,187	1,483,754	6,504,490
Accumulated impairment	(714,000)	(4,093)	(333,218)	(1,685)	(1,052,996)
	1,439,867	1,221,589	1,307,969	1,482,069	5,451,494